GENWORTH FINANCIAL ASSET MANAGEMENT FUNDS

Genworth Financial Contra Fund

SUPPLEMENT TO THE
PROSPECTUS
DATED JANUARY 30, 2009

The date of this Supplement is August 13, 2009

     Kam T. Poon and Andrew S. Lenskold no longer serve as portfolio managers for the Fund. Tim Boss has assumed responsibility for the Fund’s cash management activities. The Fund’s Prospectus is therefore revised as follows:

1. All references to Kam T. Poon and Andrew S. Lenskold are deleted.

2. The second paragraph under the caption “Management—Meet the Portfolio Managers,” on page 11 of the Prospectus, is deleted and replaced with the following:

Credit Suisse utilizes a team of portfolio managers and traders to manage the Fund (the “Credit Suisse Committee”). The Credit Suisse Committee presently includes Andrew Karsh, Director; Christopher Burton, Director; and Tim Boss, Vice President. Credit Suisse has served as sub-advisor since the Fund’s inception.

3. The following is added immediately after the paragraph describing Christopher Burton, under the caption “Management—Meet the Portfolio Managers,” on page 12 of the Prospectus:

TIM BOSS, Vice President, joined the Derivatives team in 2009 as a portfolio manager and trader. Prior to assuming this role at Credit Suisse, he served as a fixed-income trader focusing on cash and short duration agency and corporate securities. Prior to joining Credit Suisse in 2004, he worked at State Street Capital Markets as a mutual fund analyst. Mr. Boss holds an MBA and a BS in Finance from Rider University.

Please retain this Supplement with your Prospectus for future reference.

GENWORTH FINANCIAL ASSET MANAGEMENT FUNDS

Genworth Financial Contra Fund

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 30, 2009

The date of this Supplement is August 13, 2009

     Kam T. Poon and Andrew S. Lenskold no longer serve as portfolio managers for the Fund. Tim Boss has assumed responsibility for the Fund’s cash management activities. The Fund’s Statement of Additional Information is therefore revised as follows:

1. All references to Kam T. Poon and Andrew S. Lenskold are deleted.

2. The table relating to other accounts managed by the portfolio managers on page 21 of the Statement of Additional Information is revised to include the following:

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number of		Number of		Number of
	Accounts	Total Assets	Accounts	Total Assets	Accounts	Total Assets
Tim Boss*	1	$1,479,205,050	4	$401,251,000	6	$591,890,000
* The information for Mr. Boss is stated as of June 30, 2009.

Please retain this Supplement with your Statement of Additional Information for future reference.